ING INVESTORS TRUST

ING Limited Maturity Bond Portfolio

ING PARTNERS, INC.

ING Global Bond Portfolio

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(Each a “Portfolio” and collectively “Portfolios”)

Supplement dated January 2, 2014

to the Portfolios’ Current Prospectuses (each a “Prospectus” and collectively “Prospectuses”)

and corresponding Statements of Additional Information (“SAI”)

ING Limited Maturity Bond Portfolio

Effective December 31, 2013, Michael Mata was removed as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.                                      All references to Michael Mata in the Portfolio’s Prospectuses and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Christine Hurstellers, CFA	Matthew Toms, CFA
Portfolio Manager (since 01/09)	Portfolio Manager (since 08/10)

ING Global Bond Portfolio

Effective December 31, 2013, Michael Mata was removed as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.                                      All references to Michael Mata in the Portfolio’s Prospectuses and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Christine Hurstellers, CFA	Brian Timberlake, CFA
Portfolio Manager (since 04/11)	Portfolio Manager (since 05/13)

ING U.S. Bond Index Portfolio

Effective December 31, 2013, Michael Mata was removed as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.                                      All references to Michael Mata in the Portfolio’s Prospectuses and SAI are hereby removed.

2.                                      The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Bob Kase	Matthew Toms, CFA
Portfolio Manager (since 02/12)	Portfolio Manager (since 02/12)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE